Sterling Capital Funds
434 Fayetteville Street Mall
Fifth Floor
Raleigh, North Carolina 27601
July 1, 2011
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
     Re: Sterling Capital Funds (the “Trust”): File Nos. 33-49098 and 811-06719
Ladies and Gentlemen:
     This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following form of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A, which was filed by electronic transmission and effective on June 29, 2011:
     (i) Prospectus, dated June 29, 2011, relating to the Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund Class S Shares; and
     (ii) Statement of Additional Information, dated June 29, 2011, relating to the Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund Class S Shares.

STERLING CAPITAL FUNDS Registrant
/s/ E.G. Purcell, III
*E.G. Purcell, III
President

*By:	/s/ Alan G. Priest
Alan G. Priest, as Attorney-in-fact
pursuant to power of attorney filed previously